SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION - Schedule of Financial Expense, Net (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 17, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Financial Expense Net Abstract
Change in fair value of financial liabilities measured at fair value (including ELOC)		$ (15)	$ 79	$ 279	$ (1,150)
Issuance costs - ELOC agreement	$ 745			0	52
Loss upon entering Transactions				0	4,783
Interest expense (income), net		(32)	9	(142)	(1)
Foreign currency exchange loss (income), net		27	(6)	127	247
Other		4	3	13	7
Total financial expense, net		$ (16)	$ 85	$ 277	$ 3,938